Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Capital Appreciation V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc. ................ 3,653 $ 4,499,035
Automobiles — 1.6%
Ferrari NV ........................ 4,030 1,756,838
Tesla, Inc.
(a)
........................ 8,724 1,533,592
3,290,430
Broadline Retail — 9.4%
Amazon.com, Inc.
(a)
.................. 109,386 19,731,047
Capital Markets — 4.6%
Blackstone, Inc. , Class A ............... 18,656 2,450,839
MSCI, Inc. ........................ 6,706 3,758,377
S&P Global, Inc. .................... 7,751 3,297,663
9,506,879
Chemicals — 1.0%
Sherwin-Williams Co. (The) ............. 6,320 2,195,126
Commercial Services & Supplies — 2.4%
Copart, Inc.
(a)
...................... 52,760 3,055,859
Waste Connections, Inc. ............... 11,255 1,935,973
4,991,832
Entertainment — 2.6%
Netflix, Inc.
(a)
....................... 8,925 5,420,420
Financial Services — 5.5%
Mastercard, Inc. , Class A ............... 7,323 3,526,537
Visa, Inc. , Class A ................... 28,499 7,953,501
11,480,038
Health Care Equipment & Supplies — 5.2%
(a)
Align Technology, Inc. ................. 7,193 2,358,729
Boston Scientific Corp. ................ 30,772 2,107,574
IDEXX Laboratories, Inc. ............... 3,877 2,093,309
Intuitive Surgical, Inc. ................. 10,759 4,293,809
10,853,421
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc. ............... 4,442 2,197,457
Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc.
(a)
............ 461 1,340,021
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A
(a)
............... 49,534 7,476,167
Meta Platforms, Inc. , Class A ............ 15,610 7,579,904
15,056,071
IT Services — 2.1%
(a)
MongoDB, Inc. , Class A ............... 5,056 1,813,284
Shopify, Inc. , Class A ................. 32,300 2,492,591
4,305,875
Life Sciences Tools & Services — 2.7%
Danaher Corp. ..................... 11,104 2,772,891
Thermo Fisher Scientific, Inc. ............ 5,011 2,912,443
5,685,334
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc. ................. 1,887 304,335
Pharmaceuticals — 3.1%
Eli Lilly & Co. ...................... 8,454 6,576,874
Real Estate Management & Development — 1.4%
CoStar Group, Inc.
(a)
.................. 29,784 2,877,134
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 19.3%
ASML Holding NV (Registered) , ADR ...... 7,397 $ 7,178,567
Broadcom, Inc. ..................... 6,059 8,030,659
KLA Corp. ......................... 4,244 2,964,731
NVIDIA Corp. ...................... 24,433 22,076,681
40,250,638
Software — 19.9%
Cadence Design Systems, Inc.
(a)
......... 13,563 4,221,891
Intuit, Inc. ......................... 12,969 8,429,850
Microsoft Corp. ..................... 49,076 20,647,255
Roper Technologies, Inc. ............... 6,470 3,628,635
ServiceNow, Inc.
(a)
................... 3,000 2,287,200
Synopsys, Inc.
(a)
.................... 4,079 2,331,148
41,545,979
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ........................ 76,481 13,114,962
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,810 2,528,429
Total Common Stocks — 99 .5%
(Cost: $ 122,203,657 ) .............................. 207,751,337
Preferred Securities
Preferred Stocks — 0.7%
IT Services — 0.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
............... 9,690 1,550,400
Total Preferred Securities — 0 .7%
(Cost: $ 1,061,774 ) ............................... 1,550,400
Total Long-Term Investments — 100.2%
(Cost: $ 123,265,431 ) .............................. 209,301,737
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 186,184 186,184
Total Short-Term Securities — 0 .1%
(Cost: $ 186,184 ) ................................. 186,184
Total Investments — 100 .3%
(Cost: $ 123,451,615 ) .............................. 209,487,921
Liabilities in Excess of Other Assets — (0.3) % ............. (662,006)
Net Assets — 100.0% ...............................
$ 208,825,915

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Capital Appreciation V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,550,400, representing 0.74% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,152,059 $ — $ (965,875)
(a)
$ — $ — $ 186,184 186,184 $ 3,253 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Capital Appreciation V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,499,035 $ — $ — $ 4,499,035
Automobiles .......................................... 3,290,430 — — 3,290,430
Broadline Retail ........................................ 19,731,047 — — 19,731,047
Capital Markets ........................................ 9,506,879 — — 9,506,879
Chemicals ............................................ 2,195,126 — — 2,195,126
Commercial Services & Supplies ............................. 4,991,832 — — 4,991,832
Entertainment ......................................... 5,420,420 — — 5,420,420
Financial Services ...................................... 11,480,038 — — 11,480,038
Health Care Equipment & Supplies ........................... 10,853,421 — — 10,853,421
Health Care Providers & Services ............................ 2,197,457 — — 2,197,457
Hotels, Restaurants & Leisure .............................. 1,340,021 — — 1,340,021
Interactive Media & Services ............................... 15,056,071 — — 15,056,071
IT Services ........................................... 4,305,875 — — 4,305,875
Life Sciences Tools & Services .............................. 5,685,334 — — 5,685,334
Oil, Gas & Consumable Fuels ............................... 304,335 — — 304,335
Pharmaceuticals ....................................... 6,576,874 — — 6,576,874
Real Estate Management & Development ....................... 2,877,134 — — 2,877,134
Semiconductors & Semiconductor Equipment .................... 40,250,638 — — 40,250,638
Software ............................................. 41,545,979 — — 41,545,979
Technology Hardware, Storage & Peripherals .................... 13,114,962 — — 13,114,962
Textiles, Apparel & Luxury Goods ............................ — 2,528,429 — 2,528,429
Preferred Securities ....................................... — — 1,550,400 1,550,400
Short-Term Securities
Money Market Funds ...................................... 186,184 — — 186,184
$ 205,409,092 $ 2,528,429 $ 1,550,400 $ 209,487,921
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International